Basis of Presentation and Summary of Significant Accounting Policies - Prior Period Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net		$ 1,150								$ 1,005								$ 1,150		$ 1,005
Prepaid expenses		160								127								160		127
Other current assets		169								169								169		169
Management and franchise contracts, net		872								953								872		953
Deferred income tax assets		90								111								90		111
Other non-current assets		239								291								239		291
Total assets		13,995								14,228								13,995		14,228
Accounts payable, accrued expenses and other		1,530								1,416								1,530		1,416
Current portion of deferred revenues		350								366								350		366
Current portion of liability for guest loyalty program		700								622								700		622
Deferred revenues		826								829								826		829
Deferred income tax liabilities		898								931								898		931
Other long-term liabilities		863								920								863		920
Total liabilities		13,437								12,537								13,437		12,537
Accumulated deficit		(6,417)								(6,981)								(6,417)		(6,981)
Accumulated other comprehensive loss		(782)								(741)								(782)		(741)
Total equity		558								1,691								558		1,691		$ 5,627	$ 5,951
Total liabilities and equity		13,995								14,228								13,995		14,228
Revenues		2,288		$ 2,253		$ 2,291		$ 2,074		2,068		$ 2,091		$ 2,076		$ 1,896		8,906		8,131		6,576
Depreciation and amortization																				336		353
General and administrative																		443		439		409
Other expenses																		51		56		66
Total expenses excluding reimbursable expenses																		2,151		2,100		2,107
Total expenses																		7,474		6,999		5,716
Gain on sales of assets, net																		0		0		8
Operating income		362		385		406		279		259		332		324		217		1,432		1,132		868
Interest expense																		(371)		(351)		(334)
Gain (loss) on foreign currency transactions																		(11)		3		(16)
Loss on debt extinguishment																		0		(60)		0
Other non-operating income, net																		28		29		22
Income from continuing operations before income taxes																		1,078		753		540
Income tax benefit (expense)																		(309)		336		(557)
Income (loss) from continuing operations, net of taxes																		769		1,089		(17)
Income from discontinued operations, net of taxes																		0		0		371
Net income		225		164		217		163		730		160		151		48		769		1,089		354
Net income attributable to noncontrolling interests																		(5)		(5)		(16)
Net income attributable to Hilton stockholders		$ 224		$ 162		$ 217		$ 161		$ 729		$ 158		$ 150		$ 47		$ 764		$ 1,084		$ 338
Net income (loss) from continuing operations per share																		$ 2.53		$ 3.34		$ (0.08)
Net income from discontinued operations per share																		0.00		0.00		1.11
Net income per share, basic		$ 0.76	[1]	$ 0.55	[1]	$ 0.72	[1]	$ 0.51	[1]	$ 2.29	[1]	$ 0.49	[1]	$ 0.46	[1]	$ 0.14	[1]	2.53	[1]	3.34	[1]	1.03
Net income (loss) from continuing operations per share																		2.50		3.32		(0.08)
Net income from discontinued operations per share																		0.00		0.00		1.11
Net income per share, diluted		$ 0.75	[1]	$ 0.54	[1]	$ 0.71	[1]	$ 0.51	[1]	$ 2.27	[1]	$ 0.49	[1]	$ 0.46	[1]	$ 0.14	[1]	$ 2.50	[1]	$ 3.32	[1]	$ 1.03
Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net										$ 998										$ 998
Prepaid expenses										111										111
Other current assets										171										171
Management and franchise contracts, net										909										909
Deferred income tax assets										113										113
Other non-current assets										434										434
Total assets										14,308										14,308
Accounts payable, accrued expenses and other	[2]									1,487										1,487
Current portion of deferred revenues	[2]									41										41
Current portion of liability for guest loyalty program	[2]									622										622
Deferred revenues										97										97
Deferred income tax liabilities										1,063										1,063
Other long-term liabilities										1,470										1,470
Total liabilities										12,233										12,233
Accumulated deficit										(6,596)										(6,596)
Accumulated other comprehensive loss										(742)										(742)
Total equity										2,075										2,075
Total liabilities and equity										14,308										14,308
Revenues																				9,140		$ 7,382
Depreciation and amortization																				347		364
General and administrative																				434		403
Other expenses																				56		66
Total expenses excluding reimbursable expenses																				2,123		2,128
Total expenses																				7,768		6,438
Gain on sales of assets, net																						8
Operating income																				1,372		952
Interest expense																				(408)		(394)
Gain (loss) on foreign currency transactions																				3		(16)
Loss on debt extinguishment																				(60)
Other non-operating income, net																				23		14
Income from continuing operations before income taxes																				930		556
Income tax benefit (expense)																				334		(564)
Income (loss) from continuing operations, net of taxes																						(8)
Income from discontinued operations, net of taxes																						372
Net income																				1,264		364
Net income attributable to noncontrolling interests																				(5)		(16)
Net income attributable to Hilton stockholders																				$ 1,259		$ 348
Net income (loss) from continuing operations per share																						$ (0.05)
Net income from discontinued operations per share																						1.11
Net income per share, basic																				$ 3.88		1.06
Net income (loss) from continuing operations per share																						(0.05)
Net income from discontinued operations per share																						1.11
Net income per share, diluted																				$ 3.85		$ 1.06
Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net										7										$ 7
Prepaid expenses										16										16
Other current assets										(2)										(2)
Management and franchise contracts, net										44										44
Deferred income tax assets										(2)										(2)
Other non-current assets										(143)										(143)
Total assets										(80)										(80)
Accounts payable, accrued expenses and other										(71)										(71)
Current portion of deferred revenues										325										325
Current portion of liability for guest loyalty program										0										0
Deferred revenues										732										732
Deferred income tax liabilities										(132)										(132)
Other long-term liabilities										(550)										(550)
Total liabilities										304										304
Accumulated deficit										(385)										(385)
Accumulated other comprehensive loss										1										1
Total equity										(384)										(384)
Total liabilities and equity										(80)										(80)
Revenues																				(1,009)		$ (806)
Depreciation and amortization																				(11)		(11)
General and administrative																				0		0
Other expenses																				0		0
Total expenses excluding reimbursable expenses																				(29)		(29)
Total expenses																				(775)		(730)
Gain on sales of assets, net																						0
Operating income																				(234)		(76)
Interest expense																				57		60
Gain (loss) on foreign currency transactions																				0		0
Loss on debt extinguishment																				0
Other non-operating income, net																				0		0
Income from continuing operations before income taxes																				(177)		(16)
Income tax benefit (expense)																				2		7
Income (loss) from continuing operations, net of taxes																						(9)
Income from discontinued operations, net of taxes																						(1)
Net income																				(175)		(10)
Net income attributable to noncontrolling interests																				0		0
Net income attributable to Hilton stockholders																				(175)		(10)
Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Depreciation and amortization																				0		0
General and administrative																				5		6
Other expenses																				0		0
Total expenses excluding reimbursable expenses																				6		8
Total expenses																				6		8
Gain on sales of assets, net																						0
Operating income																				(6)		(8)
Interest expense																				0		0
Gain (loss) on foreign currency transactions																				0		0
Loss on debt extinguishment																				0
Other non-operating income, net																				6		8
Income from continuing operations before income taxes																				0		0
Income tax benefit (expense)																				0		0
Income (loss) from continuing operations, net of taxes																						0
Income from discontinued operations, net of taxes																						0
Net income																				0		0
Net income attributable to noncontrolling interests																				0		0
Net income attributable to Hilton stockholders																				0		0
Franchise and licensing fees [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		$ 1,530		1,321		1,091
Franchise and licensing fees [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				1,382		1,154
Franchise and licensing fees [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				(61)		(63)
Franchise and licensing fees [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Base and other management fees [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		321		324		230
Base and other management fees [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				336		242
Base and other management fees [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				(12)		(12)
Base and other management fees [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Incentive management fees [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		235		222		142
Incentive management fees [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				222		142
Incentive management fees [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Incentive management fees [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Owned and leased hotels [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		1,484		1,432		1,434
Expenses																		1,332		1,269		1,279
Owned and leased hotels [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				1,450		1,452
Expenses																				1,286		1,295
Owned and leased hotels [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				(18)		(18)
Expenses																				(18)		(18)
Owned and leased hotels [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Expenses																				1		2
Other revenues [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		98		105		82
Other revenues [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				105		82
Other revenues [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Other revenues [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Total revenues excluding reimbursable revenues [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		3,668		3,404		2,979
Total revenues excluding reimbursable revenues [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				3,495		3,072
Total revenues excluding reimbursable revenues [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				(91)		(93)
Total revenues excluding reimbursable revenues [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Other revenues from managed and franchised properties [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																		5,238		4,727		3,597
Other revenues from managed and franchised properties [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				5,645		4,310
Other revenues from managed and franchised properties [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				(918)		(713)
Other revenues from managed and franchised properties [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues																				0		0
Other expenses from managed and franchised properties [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses																		5,323		4,899		3,609
Other expenses from managed and franchised properties [member] | Previously reported [member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses																				5,645		4,310
Other expenses from managed and franchised properties [member] | Accounting standards update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses																				(746)		(701)
Other expenses from managed and franchised properties [member] | Accounting standards update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expenses																				0		0
Accumulated other comprehensive loss
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss		$ (782)								$ (741)								$ (782)		$ (741)		$ (1,001)	$ (784)

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	The current portion of deferred revenues and current portion of liability for guest loyalty program have been separated from accounts payable, accrued expenses and other in the "As Previously Reported" column to conform with current presentation.